Right-of-use assets	6 Months Ended
Jun. 30, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	3.4 Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2025	152.8	154.4	139.1	9.6	455.9
Accumulated Depreciation at January 1, 2025	(52.1)	(35.0)	(38.0)	(7.1)	(132.3)
Net book value at January 1, 2025	100.7	119.4	101.1	2.5	323.6

Six month period ended June 30, 2025
Opening net book value	100.7	119.4	101.1	2.5	323.6
Lease modification	2.2	0.6	1.5	0.1	4.3
Additions	143.4	79.5	5.2	0.4	228.5
Disposals	—	—	—	(0.1)	(0.1)
Depreciation	(15.7)	(13.7)	(6.6)	(0.9)	(36.9)
Currency Translation	(26.4)	(13.3)	(3.0)	(0.1)	(42.8)
Net book value at June 30, 2025	204.1	172.4	98.2	2.0	476.6

Cost at June 30, 2025	265.0	217.2	141.5	9.5	633.2
Accumulated Depreciation at June 30, 2025	(60.9)	(44.8)	(43.3)	(7.5)	(156.6)
Net book value at June 30, 2025	204.1	172.4	98.2	2.0	476.6

Cost at January 1, 2026	265.0	272.3	144.9	9.8	692.0
Accumulated Depreciation at January 1, 2026	(78.3)	(61.5)	(49.9)	(8.2)	(197.9)
Net book value at January 1, 2026	186.7	210.8	95.0	1.6	494.1

Six month period ended June 30, 2026
Opening net book value	186.7	210.8	95.0	1.6	494.1
Lease modification	0.2	6.9	1.7	—	8.8
Additions	3.4	63.5	0.3	0.1	67.2
Depreciation	(16.5)	(21.6)	(6.8)	(0.6)	(45.4)
Currency Translation	2.9	1.7	1.4	—	6.0
Net book value at June 30, 2026	176.7	261.4	91.5	1.1	530.7

Cost at June 30, 2026	271.2	345.7	147.9	8.7	773.5
Accumulated Depreciation at June 30, 2026	(94.5)	(84.3)	(56.4)	(7.6)	(242.8)
Net book value at June 30, 2026	176.7	261.4	91.5	1.1	530.7

The additions of CHF 67.2 million in the six-month period ended June 30, 2026 primarily relate to the commencement of various retail store leases across the Americas, EMEA, and APAC regions.
Refer to 4.3 Financial liabilities for additional information on the contractual maturities of On's undiscounted lease liabilities.